Note 10 - Advances from Federal Home Loan Bank	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]
(10)         ADVANCES FROM FEDERAL HOME LOAN BANK

At December 31, 2014, there were no outstanding advances from the FHLB. At December 31, 2013, variable rate advances from the FHLB maturing in June 2014 totaled $5.5 million, with a weighted average rate of 0.50%.

Advances are secured under a blanket collateral agreement with the FHLB. At December 31, 2014, the carrying value of residential mortgage loans pledged as security for potential future advances was $73.5 million.